Schedule of Investments — IQ MacKay ESG High Income ETF

January 31, 2023 (unaudited)

	Principal Amount	Value
Long - Term Bonds 97.3%

Corporate Bonds — 81.9%

Advertising — 1.5%
Clear Channel Outdoor Holdings, Inc.
5.125%, due 8/15/27	$200,000	$181,393
Lamar Media Corp.
4.000%, due 2/15/30	107,000	95,230
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, due 1/15/29	122,000	104,876
		381,499
Aerospace & Defense — 1.8%
Howmet Aerospace, Inc.
5.900%, due 2/1/27	209,000	212,657
TransDigm, Inc.
4.625%, due 1/15/29	82,000	73,977
4.875%, due 5/1/29	106,000	95,644
6.250%, due 3/15/26	90,000	89,968
		472,246
Agriculture — 1.0%
Darling Ingredients, Inc.
5.250%, due 4/15/27	267,000	260,392

Airlines — 1.3%
Delta Air Lines, Inc.
4.375%, due 4/19/28	75,000	69,697
7.375%, due 1/15/26	62,000	64,532
United Airlines, Inc.
4.375%, due 4/15/26	97,000	92,085
4.625%, due 4/15/29	115,000	104,893
		331,207
Apparel — 1.5%
Hanesbrands, Inc.
4.625%, due 5/15/24	200,000	196,514
4.875%, due 5/15/26	200,000	186,250
		382,764
Auto Manufacturers — 1.8%
Ford Motor Co.
3.250%, due 2/12/32	145,000	115,082
Ford Motor Credit Co. LLC
3.815%, due 11/2/27	128,000	115,520
4.000%, due 11/13/30	136,000	118,747
4.950%, due 5/28/27	132,000	125,963
		475,312
Auto Parts & Equipment — 1.6%
Clarios Global LP / Clarios US Finance Co.
6.250%, due 5/15/26	250,000	248,350
Goodyear Tire & Rubber Co. (The)
5.000%, due 7/15/29	200,000	176,186
		424,536
Building Materials — 1.5%
CP Atlas Buyer, Inc.
7.000%, due 12/1/28	281,000	217,072
Standard Industries, Inc.
4.375%, due 7/15/30	200,000	170,974
		388,046
Chemicals — 1.7%
Avient Corp.
7.125%, due 8/1/30	112,000	112,834
Olin Corp.
5.000%, due 2/1/30	104,000	98,301
5.625%, due 8/1/29	95,000	92,448
Olympus Water US Holding Corp.
4.250%, due 10/1/28	171,000	143,437
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, due 4/1/25	10,000	9,403
		456,423
Commercial Services — 6.4%
ADT Security Corp. (The)
4.125%, due 8/1/29	99,000	88,135
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.625%, due 6/1/28	200,000	171,766
AMN Healthcare, Inc.
4.000%, due 4/15/29	79,000	68,527
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, due 3/1/29	100,000	89,400
Brink's Co. (The)
4.625%, due 10/15/27	71,000	66,242
Carriage Services, Inc.
4.250%, due 5/15/29	200,000	164,550
Gartner, Inc.
4.500%, due 7/1/28	120,000	113,999
HealthEquity, Inc.
4.500%, due 10/1/29	79,000	70,729
Herc Holdings, Inc.
5.500%, due 7/15/27	76,000	72,770
Hertz Corp. (The)
4.625%, due 12/1/26	116,000	103,240
5.000%, due 12/1/29	134,000	109,545
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, due 8/31/27	160,000	141,976
Service Corp. International
3.375%, due 8/15/30	124,000	104,202
United Rentals North America, Inc.
5.500%, due 5/15/27	251,000	249,431
Williams Scotsman International, Inc.
4.625%, due 8/15/28	72,000	66,712
		1,681,224
Computers — 2.2%
NCR Corp.
5.125%, due 4/15/29	200,000	174,211
Seagate HDD Cayman
4.091%, due 6/1/29	177,000	156,871
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
5.750%, due 6/1/25	248,000	250,356
		581,438
Diversified Financial Services — 2.9%
Nationstar Mortgage Holdings, Inc.
5.500%, due 8/15/28	262,000	228,912
5.750%, due 11/15/31	128,000	103,040
OneMain Finance Corp.
6.625%, due 1/15/28	221,000	215,314
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	140,000	115,058
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.625%, due 3/1/29	137,000	115,586
		777,910
Electric — 1.1%
Calpine Corp.
4.500%, due 2/15/28	141,000	130,109

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Electric (continued)
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/71(a)	$150,000	$147,038
		277,147
Electrical Component & Equipment — 0.4%
Energizer Holdings, Inc.
4.750%, due 6/15/28	129,000	115,455

Entertainment — 2.3%
Caesars Entertainment, Inc.
4.625%, due 10/15/29	171,000	146,205
CDI Escrow Issuer, Inc.
5.750%, due 4/1/30	126,000	119,385
Churchill Downs, Inc.
4.750%, due 1/15/28	138,000	129,121
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.625%, due 3/1/30	120,000	106,893
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	102,000	91,035
		592,639
Food — 3.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.625%, due 1/15/27	213,000	201,935
B&G Foods, Inc.
5.250%, due 9/15/27	218,000	176,307
Performance Food Group, Inc.
4.250%, due 8/1/29	120,000	107,070
Post Holdings, Inc.
4.625%, due 4/15/30	133,000	117,040
5.500%, due 12/15/29	81,000	75,117
US Foods, Inc.
4.625%, due 6/1/30	108,000	96,682
		774,151
Food Service — 0.5%
Aramark Services, Inc.
5.000%, due 2/1/28	151,000	142,317

Healthcare-Products — 1.1%
Hologic, Inc.
4.625%, due 2/1/28	167,000	159,144
Teleflex, Inc.
4.625%, due 11/15/27	135,000	128,886
		288,030
Healthcare-Services — 4.7%
Centene Corp.
2.450%, due 7/15/28	125,000	108,281
2.500%, due 3/1/31	94,000	76,847
4.250%, due 12/15/27	163,000	156,361
4.625%, due 12/15/29	124,000	117,807
Encompass Health Corp.
4.750%, due 2/1/30	76,000	69,666
5.750%, due 9/15/25	219,000	217,358
IQVIA, Inc.
5.000%, due 5/15/27	96,000	93,159
Tenet Healthcare Corp.
4.250%, due 6/1/29	127,000	113,081
4.625%, due 6/15/28	149,000	138,183
6.125%, due 6/15/30	131,000	127,163
		1,217,906
Home Builders — 1.0%
Beazer Homes USA, Inc.
7.250%, due 10/15/29	92,000	84,985
Meritage Homes Corp.
3.875%, due 4/15/29	86,000	76,218
Thor Industries, Inc.
4.000%, due 10/15/29	47,000	39,081
Tri Pointe Homes, Inc.
5.700%, due 6/15/28	79,000	74,116
		274,400
Housewares — 0.9%
CD&R Smokey Buyer, Inc.
6.750%, due 7/15/25	250,000	226,875

Insurance — 0.3%
Global Atlantic Fin Co.
4.700%, (5 Year US CMT T-Note + 3.80%), due 10/15/51(a)	96,000	82,644

Internet — 1.9%
Arches Buyer, Inc.
6.125%, due 12/1/28	200,000	168,452
Cogent Communications Group, Inc.
3.500%, due 5/1/26	85,000	78,698
Match Group Holdings II LLC
4.125%, due 8/1/30	120,000	103,200
Uber Technologies, Inc.
4.500%, due 8/15/29	158,000	140,669
		491,019
Leisure Time — 0.1%
NCL Corp. Ltd.
8.375%, due 2/1/28	35,000	35,481

Machinery-Diversified — 0.1%
Chart Industries, Inc.
7.500%, due 1/1/30	24,000	24,540

Media — 6.9%
Cable One, Inc.
4.000%, due 11/15/30	96,000	79,155
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	119,000	99,133
4.250%, due 1/15/34	121,000	94,326
4.500%, due 8/15/30	96,000	82,028
4.500%, due 5/1/32	155,000	128,262
4.750%, due 3/1/30	133,000	116,214
6.375%, due 9/1/29	65,000	62,725
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.875%, due 8/15/27	197,000	178,444
iHeartCommunications, Inc.
8.375%, due 5/1/27	261,000	233,921
Nexstar Media, Inc.
4.750%, due 11/1/28	131,000	118,251
Sirius XM Radio, Inc.
3.875%, due 9/1/31	84,000	69,248
4.000%, due 7/15/28	107,000	95,241
4.125%, due 7/1/30	90,000	77,187
TEGNA, Inc.
4.750%, due 3/15/26	262,000	254,020
Univision Communications, Inc.
4.500%, due 5/1/29	139,000	119,598
		1,807,753

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Mining — 0.9%
Novelis Corp.
3.250%, due 11/15/26	$102,000	$92,343
4.750%, due 1/30/30	163,000	147,515
		239,858
Miscellaneous Manufacturing — 0.3%
Gates Global LLC / Gates Corp.
6.250%, due 1/15/26	75,000	73,863

Office/Business Equipment — 1.1%
Xerox Corp.
3.800%, due 5/15/24	139,000	134,830
Xerox Holdings Corp.
5.500%, due 8/15/28	177,000	150,118
		284,948
Oil & Gas — 7.8%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
9.000%, due 11/1/27	201,000	247,732
Callon Petroleum Co.
6.375%, due 7/1/26	87,000	83,794
7.500%, due 6/15/30	103,000	99,652
8.000%, due 8/1/28	81,000	80,956
CNX Resources Corp.
6.000%, due 1/15/29	88,000	80,782
Occidental Petroleum Corp.
2.900%, due 8/15/24	272,000	260,729
5.550%, due 3/15/26	110,000	111,106
7.500%, due 5/1/31	81,000	90,113
8.875%, due 7/15/30	112,000	131,880
Range Resources Corp.
4.750%, due 2/15/30	76,000	68,077
Rockcliff Energy II LLC
5.500%, due 10/15/29	89,000	84,660
Southwestern Energy Co.
5.375%, due 3/15/30	114,000	106,163
7.750%, due 10/1/27	195,000	203,362
Sunoco LP / Sunoco Finance Corp.
5.875%, due 3/15/28	117,000	114,660
Tap Rock Resources LLC
7.000%, due 10/1/26	76,000	71,934
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	20,000	20,754
Vital Energy, Inc.
7.750%, due 7/31/29	126,000	116,197
10.125%, due 1/15/28	67,000	66,670
		2,039,221
Oil & Gas Services — 2.0%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, due 4/1/28	127,000	120,650
6.875%, due 4/1/27	127,000	124,460
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, due 4/1/26	112,000	109,922
6.875%, due 9/1/27	163,000	158,110
		513,142
Packaging & Containers — 2.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, due 8/15/26	95,000	86,687
5.250%, due 8/15/27	200,000	163,777
Ball Corp.
6.875%, due 3/15/28	97,000	100,041
Owens-Brockway Glass Container, Inc.
6.375%, due 8/15/25	200,000	196,050
Sealed Air Corp.
6.125%, due 2/1/28	25,000	25,223
		571,778
Pharmaceuticals — 1.5%
Elanco Animal Health, Inc.
6.400%, due 8/28/28	133,000	129,835
PRA Health Sciences, Inc.
2.875%, due 7/15/26	284,000	259,908
		389,743
Pipelines — 3.6%
Cheniere Energy Partners LP
4.500%, due 10/1/29	140,000	131,337
Cheniere Energy, Inc.
4.625%, due 10/15/28	87,000	82,837
CNX Midstream Partners LP
4.750%, due 4/15/30	120,000	101,536
EnLink Midstream LLC
5.625%, due 1/15/28	90,000	87,975
Genesis Energy LP / Genesis Energy Finance Corp.
7.750%, due 2/1/28	291,000	281,217
Venture Global Calcasieu Pass LLC
3.875%, due 8/15/29	137,000	121,930
6.250%, due 1/15/30	60,000	61,127
Western Midstream Operating LP
4.750%, due 8/15/28	90,000	84,825
		952,784
REITS — 2.1%
Iron Mountain Information Management Services, Inc.
5.000%, due 7/15/32	79,000	68,493
Iron Mountain, Inc.
4.500%, due 2/15/31	88,000	75,406
5.250%, due 7/15/30	110,000	99,543
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875%, due 5/15/29	107,000	92,502
SBA Communications Corp.
3.125%, due 2/1/29	124,000	105,051
VICI Properties LP / VICI Note Co., Inc.
4.250%, due 12/1/26	40,000	37,750
XHR LP
4.875%, due 6/1/29	84,000	74,550
		553,295
Retail — 5.7%
Asbury Automotive Group, Inc.
4.750%, due 3/1/30	126,000	110,219
Bath & Body Works, Inc.
6.950%, due 3/1/33	300,000	268,293
Foot Locker, Inc.
4.000%, due 10/1/29	112,000	94,694
Group 1 Automotive, Inc.
4.000%, due 8/15/28	122,000	107,294
Lithia Motors, Inc.
4.375%, due 1/15/31	124,000	105,574
Macy's Retail Holdings LLC
6.125%, due 3/15/32	99,000	88,605
Nordstrom, Inc.
4.375%, due 4/1/30	103,000	82,640

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Retail (continued)
QVC, Inc.
4.850%, due 4/1/24	$93,000	$88,501
Sonic Automotive, Inc.
4.625%, due 11/15/29	112,000	93,083
4.875%, due 11/15/31	94,000	75,058
White Cap Parent LLC
8.250%, due 3/15/26	243,000	221,738
Yum! Brands, Inc.
4.625%, due 1/31/32	167,000	151,943
		1,487,642
Software — 3.4%
Clarivate Science Holdings Corp.
4.875%, due 7/1/29	200,000	175,985
Fair Isaac Corp.
5.250%, due 5/15/26	249,000	247,195
MSCI, Inc.
4.000%, due 11/15/29	196,000	178,360
PTC, Inc.
3.625%, due 2/15/25	157,000	150,553
4.000%, due 2/15/28	135,000	125,769
		877,862
Telecommunications — 1.1%
CommScope, Inc.
4.750%, due 9/1/29	200,000	166,472
Level 3 Financing, Inc.
3.750%, due 7/15/29	166,000	121,353
		287,825
Transportation — 0.7%
First Student Bidco, Inc. / First Transit Parent, Inc.
4.000%, due 7/31/29	223,000	185,671

Total Corporate Bonds
(Cost $20,749,313)		21,420,986

Foreign Bonds — 15.4%

Aerospace & Defense — 1.2%
Bombardier, Inc., (Canada)
7.500%, due 2/1/29	36,000	35,965
7.875%, due 4/15/27	288,000	287,755
		323,720
Banks — 1.5%
Intesa Sanpaolo SpA, (Italy)
5.710%, due 1/15/26	83,000	81,561
UniCredit SpA, (Italy)
7.296%, (USD 5 Year Swap + 4.91%), due 4/2/34(a)	330,000	320,848
		402,409
Beverages — 0.5%
Primo Water Holdings, Inc., (Canada)
4.375%, due 4/30/29	137,000	119,497

Chemicals — 1.4%
INEOS Quattro Finance 2 PLC, (United Kingdom)
3.375%, due 1/15/26	139,000	127,580
SPCM SA, (France)
3.125%, due 3/15/27	264,000	232,418
		359,998
Commercial Services — 0.9%
Ritchie Bros Auctioneers, Inc., (Canada)
5.375%, due 1/15/25	246,000	242,971

Electric — 0.9%
Electricite de France SA, (France)
5.625%, (USD 10 Year Swap + 3.04%), due 7/22/71(a)	243,000	236,317

Environmental Control — 0.3%
GFL Environmental, Inc., (Canada)
3.500%, due 9/1/28	90,000	80,250

Forest Products & Paper — 0.4%
Ahlstrom-Munksjo Holding 3 Oy, (Finland)
4.875%, due 2/4/28	123,000	105,207

Home Builders — 1.6%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada)
5.000%, due 6/15/29	328,000	260,481
Mattamy Group Corp., (Canada)
5.250%, due 12/15/27	171,000	156,465
		416,946
Machinery-Diversified — 0.4%
Husky III Holding Ltd., (Canada)
13.000%, due 2/15/25	113,000	104,728

Media — 2.4%
UPC Broadband Finco BV, (Netherlands)
4.875%, due 7/15/31	104,000	91,496
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	98,000	82,260
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	135,000	125,238
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	79,000	71,700
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	114,000	97,622
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30	83,000	68,600
Ziggo BV, (Netherlands)
4.875%, due 1/15/30	101,000	87,975
		624,891
Retail — 0.7%
1011778 BC ULC / New Red Finance, Inc., (Canada)
4.000%, due 10/15/30	202,000	171,952

Software — 0.6%
Open Text Corp., (Canada)
3.875%, due 12/1/29	179,000	148,865

Telecommunications — 2.6%
Iliad Holding SASU, (France)
7.000%, due 10/15/28	150,000	140,877
Telecom Italia Capital SA, (Italy)
7.721%, due 6/4/38	306,000	263,888
Vmed O2 UK Financing I PLC, (United Kingdom)
4.750%, due 7/15/31	149,000	126,654

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

January 31, 2023 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)

Telecommunications (continued)
Vodafone Group PLC, (United Kingdom)
7.000%, (USD 5 Year Swap + 4.87%), due 4/4/79(a)	$148,000	$152,427
		683,846
Total Foreign Bonds
(Cost $3,840,462)		4,021,597

	Shares	Value
Short-Term Investment — 1.5%
Money Market Fund — 1.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.07%(b)
(Cost $382,897)	382,897	382,897

Total Investments — 98.8%
(Cost $24,972,672)		25,825,480
Other Assets and Liabilities, Net — 1.2%		323,140
Net Assets — 100.0%		$26,148,620

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2023.
(b)	Reflects the 7-day yield at January 31, 2023.

Abbreviations
CMT	- Constant Maturity Treasury Index

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Corporate Bonds	$–	$21,420,986	$–	$21,420,986
Foreign Bonds	–	4,021,597	–	4,021,597
Short-Term Investment:
Money Market Fund	382,897	–	–	382,897
Total Investments in Securities	$382,897	$25,442,583	$–	$25,825,480

(a)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.